Changes in Stockholders' Equity	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Changes in Stockholders' Equity

Note 13 – Changes in Stockholders’ Equity

One World Pharma is authorized to issue an aggregate of 75,000,000 shares of common stock with a par value of $0.001. As of June 30, 2019, there were 39,922,899 shares of common stock issued and outstanding. The par value of OWP Ventures’ common stock was $0.0001 per share. The par value presented for OWP Ventures’ transactions have been retroactively adjusted to reflect the par value of One World Pharma in this Quarterly Report on Form 10-Q.

Reverse Stock Split

On January 10, 2019, One World Pharma, Inc. effected a 1-for-4 reverse stock split. No fractional shares were issued, and no cash or other consideration was paid in connection with the Reverse Stock Split. Instead, the Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split. One World Pharma, Inc. was authorized to issue 75,000,000 shares of common stock prior to the Reverse Stock Split, which remains unaffected. The Reverse Stock Split did not have any effect on the stated par value of the common stock. Unless otherwise stated, all share and per share information in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the Reverse Stock Split.

Cash Received on Subscriptions Receivable

On various dates between January 30, 2019 and February 5, 2019, the Company received $602 from two of the Company’s founders for sales of common stock of OWP Ventures during 2018 at $0.001 per share on subscriptions receivable.

Common Stock Sales

On various dates between January 3, 2019 and February 19, 2019, the Company sold an aggregate 3,900,000 shares of common stock of OWP Ventures at $0.50 per share for total proceeds of $1,950,000.

Common Stock Issued for Debt Conversion

On February 4, 2019, a total of 1,253,493 shares of common stock of OWP Ventures were issued pursuant to the conversion of $501,397 of convertible debt owed to The Sanguine Group LLC, consisting of $500,000 of principal and $1,397 of interest.

Common Stock Issued for Services

On February 18, 2019, the Company issued 30,000 shares of common stock of OWP Ventures to a consultant for services. The total fair value of the common stock was $15,000 based recent independent third-party sales at $0.50 per share.

Common Stock Options Issued for Services

On February 8, 2019, the Company awarded cashless options to a service provider to acquire up to 100,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 8,333 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 8,337 shares on the one-year anniversary of the effective date.

On February 8, 2019, the Company awarded cashless options to one of our directors to acquire up to 125,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 10,416 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 10,424 shares on the one-year anniversary of the effective date.

On January 28, 2019, the Company awarded cashless options to a service provider to acquire up to 500,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 41,666 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 41,674 shares on the one-year anniversary of the effective date.

On January 28, 2019, the Company awarded cashless options to a service provider to acquire up to 100,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 8,333 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 8,337 shares on the one-year anniversary of the effective date.

On October 24, 2018, the Company issued 50,000 shares of common stock to a consultant in settlement for services. The total fair value of the common stock was $21,000 based recent independent third-party sales at $0.42 per share.

A total of $560,958 was expensed during the six months ending June 30, 2019 pursuant to the options issued for services.

Common Stock Issued for Share Exchange

On February 21, 2019, One World Pharma acquired OWP Ventures in the Merger. As a result of the Merger (a) holders of the outstanding capital stock of OWP Ventures received an aggregate of 39,475,398 shares of our Common Stock; (b) the options described above to purchase 825,000 shares of common stock of OWP Ventures at an exercise price of $0.50 automatically converted into options to purchase 825,000 shares of our Common Stock at an exercise price of $0.50; (c) the outstanding principal and interest under a $300,000 convertible note issued by OWP Ventures became convertible, at the option of the holder, into shares of our Common Stock at a conversion price equal to the lesser of $0.424 per share or 80% of the price we sell our Common Stock in a future “Qualified Offering”; and (d) 875,000 shares of our Common Stock owned by OWP Ventures prior to the Merger were cancelled.